Financial Risks Management - Summary of Cash, Cash Equivalents and Financial Assets (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	€ 258,756	$ 81,713	€ 171,029	$ 111,221	€ 276,748	$ 153,438	€ 207,240
Current and non current financial assets	4,431		1,458		1,727
Total	263,187		172,486		278,474
Denominated in EUR
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	186,609		80,391		139,863
Current and non current financial assets	4,355		1,391		1,614
Total	€ 190,964		€ 81,782		€ 141,477
Denominated in USD
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents | $		72,147		90,637		136,884
Current and non current financial assets | $		76		67		113
Total | $		$ 72,223		$ 90,704		$ 136,997